Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust
CIK	dei_EntityCentralIndexKey	0001324443
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
American Independence Fusion Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – FUSION FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is long-term capital appreciation across a wide variety of market conditions, with the goal of providing longer-term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Fund” starting on page 14 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	250.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	Equities and exchange-traded funds (“ETFs”) representing both U.S. and overseas debt and equity securities;

•	Securities in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, South America, and North America;

•	Will hold long positions with an aggregate value of up to 100% of its net assets and establish short positions with a market value of approximately 45% of its net assets;

•	Up to 30% of its net assets in U.S. Government zero-coupon bonds;

•	May use put options on indices to alter exposure as overall insurance when volatility is low and rising number of cyclical short ideas; and

•	Other investment companies.

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges
•	Fixed income securities
•	U.S. Government Zero Coupon Bonds
•	Short term money market securities
•	ETFs and Other Investment Companies; to the extent the Fund invests in ETFs and other Investment Companies, the Fund will pay the proportionate share of the underlying expenses of the ETF and/or other Investment Company
•	Foreign securities
•	Futures Contracts, Swaps and Options

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate. Debt securities are subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline.

Zero-Coupon Bond Risk. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Risk. Investing in securities of foreign developing countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Leveraging Risk. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and options could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is "non-diversified" under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the S&P 500 Index, and that of the Consumer Price Index. The Fund has been in existence since December 22, 2009.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Class A Shares did not commence operations until June 2011 and do not have a full year’s performance; therefore, returns are not shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of the Fund's benchmark, the S&P 500 Index, and that of the Consumer Price Index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class A Shares did not commence operations until June 2011 and do not have a full year's performance; therefore, returns are not shown.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FUSION FUND PERFORMANCE CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	9.98%	4Q 2011
Worst quarter:	(11.85)%	3Q 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.85%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

American Independence Fusion Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2009
American Independence Fusion Fund | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009	[1]
American Independence Fusion Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.70%
Other Expenses - Administrative Expenses	rr_Component2OtherExpensesOverAssets	3.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.68%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	271
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,387
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,210
2010	rr_AnnualReturn2010	(2.89%)
2011	rr_AnnualReturn2011	(6.78%)
1 Year	rr_AverageAnnualReturnYear01	(6.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2009
American Independence Fusion Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2009
American Independence Fusion Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2009
American Independence Fusion Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses - Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.70%
Other Expenses - Administrative Expenses	rr_Component2OtherExpensesOverAssets	3.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.98%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	3.18%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	877
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,014
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,128
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,820

[1]	The since inception return for the Consumer Price Index ("CPI") is from December 31, 2009 through the reporting period since the CPI is only reported on a monthly basis.
[2]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("AIFS" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2013 to ensure that Total Annual Operating Expenses do not exceed 1.90% and 2.40% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses" and "Short Sale Dividend Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.